Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 19, 2023	Mar. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table and the “compensation actually paid” to our principal executive officers (“PEOs”) and, on an average basis, our other NEOs, in each case, as determined under SEC rules, our total shareholder return (“TSR”) based on a fixed $100 initial investment, and our net income:

	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Company Net Income
Year	Liddell	Reininga	Werdein	Liddell	Reininga	Werdein
	($)(1)	($)(1)	($)(1)	($)(1)(2)	($)(1)(2)	($)(1)(2)	($)(3)	($)(3)	($)	($)
2025	1,152,747	—	—	1,203,023	—	—	478,396	509,976	173	7,269,000
2024	1,068,866	—	—	1,084,614	—	—	443,963	457,253	118	4,931,000
2023	568,257	165,680	395,645	568,257	43,602	392,907	252,540	226,038	97	4,820,000

(1)
For 2025 and 2024, our PEO was Mr. Liddell. For 2023, our PEOs were Mr. Liddell, Mr. Werdein (March 10, 2023 through April 19, 2023), and Mr. Reininga (January 1, 2023 through March 10, 2023).
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell's respective 2025 total compensation to determine the 2025 compensation actually paid:

2025
Liddell
Total Compensation as reported in Summary Compensation Table (SCT)	$1,152,747
Less: Fair value of equity awards reported in SCT	(98,754)
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	124,375
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	943
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	23,711
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$1,203,023

(3)
In 2025 and 2024, the non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Taylor Gilden, Chief Financial Officer and Treasurer. In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial Officer and Treasurer of the Company. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

2025
Average Non-PEO NEOs
Total Compensation as reported in SCT	$478,396
Less: Fair value of equity awards reported in SCT	(45,402)
Fair value of equity awards granted in current year—value at end of year-end	57,181
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	4,390
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	15,410
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$509,976

Named Executive Officers, Footnote			(1) For 2025 and 2024, our PEO was Mr. Liddell. For 2023, our PEOs were Mr. Liddell, Mr. Werdein (March 10, 2023 through April 19, 2023), and Mr. Reininga (January 1, 2023 through March 10, 2023).
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell's respective 2025 total compensation to determine the 2025 compensation actually paid:

2025
Liddell
Total Compensation as reported in Summary Compensation Table (SCT)	$1,152,747
Less: Fair value of equity awards reported in SCT	(98,754)
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	124,375
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	943
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	23,711
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$1,203,023

Non-PEO NEO Average Total Compensation Amount			$ 478,396	$ 443,963	$ 252,540
Non-PEO NEO Average Compensation Actually Paid Amount			$ 509,976	457,253	226,038
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In 2025 and 2024, the non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Taylor Gilden, Chief Financial Officer and Treasurer. In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial Officer and Treasurer of the Company. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

2025
Average Non-PEO NEOs
Total Compensation as reported in SCT	$478,396
Less: Fair value of equity awards reported in SCT	(45,402)
Fair value of equity awards granted in current year—value at end of year-end	57,181
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	4,390
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	15,410
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$509,976

Compensation Actually Paid vs. Total Shareholder Return

The charts below show, for the past three years, the relationship between the PEO and non-PEO “compensation actually paid” and (i) the Company’s net income and (ii) the Company’s TSR:

Compensation Actually Paid vs. Net Income

The charts below show, for the past three years, the relationship between the PEO and non-PEO “compensation actually paid” and (i) the Company’s net income and (ii) the Company’s TSR:

Total Shareholder Return Amount			$ 173	118	97
Net Income (Loss)			$ 7,269,000	$ 4,931,000	$ 4,820,000
PEO Name	Mr. Werdein	Mr. Reininga	Mr. Liddell	Mr. Liddell	Mr. Liddell
Liddell
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,152,747	$ 1,068,866	$ 568,257
PEO Actually Paid Compensation Amount			1,203,023	$ 1,084,614	568,257
Reininga
Pay vs Performance Disclosure
PEO Total Compensation Amount					165,680
PEO Actually Paid Compensation Amount					43,602
Werdein
Pay vs Performance Disclosure
PEO Total Compensation Amount					395,645
PEO Actually Paid Compensation Amount					$ 392,907
PEO | Liddell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(98,754)
PEO | Liddell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			124,375
PEO | Liddell | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			943
PEO | Liddell | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,711
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,402)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,410
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,390